Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 18,345	$ 17,220
Plans with PBO in excess of plan assets, Plan Assets	9,621	9,694
Plans with ABO in excess of plan assets, Benefit Obligation	18,029	16,979
Plans with ABO in excess of plan assets, Plan Assets	9,604	9,694
Plans with assets in excess of PBO, Benefit Obligation	36,369	35,534
Plans with assets in excess of PBO, Plan Assets	43,875	43,770
Other Postretirement Benefits Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with APBO in excess of plan assets, Benefit Obligation	2,820	2,893
Plans with APBO in excess of plan assets, Plan Assets	32	32
Plans with plan assets in excess of APBO, Benefit Obligation	0	7
Plans with plan assets in excess of APBO, Plan Assets	$ 0	$ 7